Sales Leaseback (Details Textual) - USD ($)		12 Months Ended
	Nov. 09, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales Leaseback (Textual)
Interest expense incurred		$ 52,118	$ 85,186	$ 8,223
Sale Leaseback Agreement [Member] | Zhongli International Leasing Co Ltd [Member]
Sales Leaseback (Textual)
Proceeds from sale of machinery	$ 691,520
Sale leaseback terms	48 months
Sale leaseback remaining lease term	35 months
Sale Leaseback Agreement [Member] | Zhongli International Leasing Co Ltd [Member] | RMB [Member]
Sales Leaseback (Textual)
Proceeds from sale of machinery	$ 4,500,000